OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss)	$ 73,972	$ 224,888	$ 315,244	$ 477,570
AOCI attributable to parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss)	(71,920)	(58,024)	$ (70,010)	$ (82,738)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss)	(45,155)	(38,586)
Pension amortization
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss)	(27,488)	(19,127)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss)	$ 723	$ (311)